Stock-Based Compensation - Warrants - Outstanding (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended			15 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Warrants
Granted			6 years 10 days
Board of Directors Chairman | Subordinate Voting Shares
Warrants
Forfeited (in shares)	(5,000,000)
Warrants outstanding, ending balance (in shares)	15,000,000
SVS Warrants
Warrants
Warrants outstanding, beginning balance (in shares)			150,000		15,763,111
Granted (in shares)				150,000
Expired (in shares)		(763,111)
Forfeited (in shares)		(7,889,519)		150,000
Exercised (in shares)		(7,110,481)
Warrants outstanding, ending balance (in shares)			150,000	150,000		15,763,111	150,000
Warrants exercisable (in shares)			150,000	150,000			150,000
Weighted average exercise price, beginning of period (in dollars per share)			$ 1.49		$ 2.39
Granted (in dollars per share)				$ 1.49
Exercised (in dollars per share)		$ 1.02
Expired (in dollars per share)		4.25
Forfeited (in dollars per share)		$ 3.44		1.49
Weighted average exercise price, end of period (in dollars per share)			1.49	1.49		$ 2.39	$ 1.49
Warrants exercisable, weighted average exercise price (in dollars per share)			$ 1.49	$ 1.49			$ 1.49
Weighted average remaining life			1 year 9 months	2 years		5 months 1 day
Granted				2 years
Exercised		2 months 8 days
Forfeited		2 months 8 days		2 years
Warrants exercisable, weighted average remaining life			1 year 9 months	2 years
Stock Issued During Period, Shares, Warrants Exercised		7,110,481
SVS Warrants | Board of Directors Chairman | Subordinate Voting Shares
Warrants
Exercised (in shares)	(7,110,481)
Stock Issued During Period, Shares, Warrants Exercised	7,110,481
SVS Warrants Denominated
Warrants
Warrants outstanding, beginning balance (in shares)			3,037,649	3,037,649			3,037,649
Granted (in shares)					3,037,649
Warrants outstanding, ending balance (in shares)		3,037,649	3,037,649	3,037,649	3,037,649		3,037,649
Warrants exercisable (in shares)			3,037,649	3,037,649			3,037,649
Weighted average exercise price, beginning of period (in dollars per share)			$ 3.50	$ 3.50			$ 3.50
Granted (in dollars per share)					$ 3.50
Weighted average exercise price, end of period (in dollars per share)		$ 3.50	3.50	3.50	$ 3.50		3.50
Warrants exercisable, weighted average exercise price (in dollars per share)			$ 3.50	$ 3.50			$ 3.50
Weighted average remaining life			2 years 11 months 23 days	3 years 2 months 23 days	4 years 2 months 23 days
Warrants exercisable, weighted average remaining life			2 years 11 months 23 days	3 years 2 months 23 days
MVS Warrants
Warrants
Warrants outstanding, beginning balance (in shares)				13,583	13,583		13,583
Expired (in shares)				(13,583)			(13,583)
Warrants outstanding, ending balance (in shares)		13,583			13,583	13,583
Weighted average exercise price, beginning of period (in dollars per share)				$ 194.66	$ 194.66		$ 194.66
Expired (in dollars per share)				$ 194.66			$ 194.66
Weighted average exercise price, end of period (in dollars per share)		$ 194.66			$ 194.66	$ 194.66
Weighted average remaining life					7 months 20 days	1 year 7 months 20 days